Other Operating Income	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Other Operating Income
36.	OTHER OPERATING INCOME

Composition	12/31/2024	12/31/2023	12/31/2022
Services	133,594,150	85,984,107	65,488,399
Adjustments and interest from other receivables	26,201,300	23,103,606	16,134,314
Adjustments from other receivables with CER clauses	18,964,893	16,964,556	11,388,541
Other receivables from financial intermediation	6,344,717	11,391,183	6,428,301
Other	28,864,403	21,278,985	44,171,712

Total	213,969,463	158,722,437	143,611,267